Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of revenue and non-current assets per geographical area

	Revenue (i)			Non-current assets (ii)
	2024	2023	2022	2024	2023

Brazil	8,409,961	5,728,748	3,121,129	583,713	656,291
Mexico	523,112	354,884	201,197	42,915	47,893
Colombia	111,854	75,405	20,369	16,897	14,796
Cayman Islands	6,188	-	-	29,638	38,004
Uruguay	-	-	-	-	-
Germany	-	-	-	-	72
United States	142	977	2,398	51,934	6,116
Total	9,051,257	6,160,014	3,345,093	725,097	763,172
(i)	Includes interest income (credit card, loans and other receivables), interchange fees, recharge fees, rewards revenue, late fees, insurance commission and other fees and commission income.
(ii)	Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.